Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Other financial liabilities	$ 232,943	$ 261,825
Related Party Transaction [Line Items]
Interest Expense Related Party	547	1,468	2,362
Short-term borrowings and other financial liabilities	96,648	117,850
Short Term Borrowings Due To Related Parties Current	$ 62,342	$ 3,973
Lines of credit weighted average interest rate	4.00%	4.93%
Fresenius SE [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	1.563%